Shareholders’ Equity - Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model [Line Items]
Expected volatility	119.50%
Minimum [Member]
Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)	$ 0.74	$ 1.22	$ 1.78
Expected volatility		119.40%	91.00%
Risk-free interest	4.39%	3.86%	0.92%
Expected life of up to (years)	5 years 6 months	5 years 21 days	5 years 6 months 21 days
Maximum [Member]
Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)	$ 0.88	$ 1.37	$ 3.61
Expected volatility		132.30%	91.60%
Risk-free interest	4.40%	4.34%	2.43%
Expected life of up to (years)	7 years	7 years 7 days	6 years 3 months